CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
OPERATING ACTIVITIES
Net income for the year	$ 1,941,307	$ 670,249
Add (deduct) adjusting items:
Amortization of property, plant and mine development (Note 9)	1,491,771	1,094,691
Revaluation gain (Note 5)	(1,543,414)
Deferred income and mining taxes (Note 25)	52,041	168,098
Unrealized (gain) loss on currency and commodity derivatives (Note 21)	(112,904)	59,556
Unrealized loss on warrants (Note 21)	11,198	9,820
Stock-based compensation (Note 17)	71,553	48,570
Impairment loss (Note 24)	787,000	55,000
Foreign currency translation gain	(328)	(16,081)
Other	49,734	25,965
Changes in non-cash working capital balances:
Trade receivables	7,458	12,110
Income taxes	103,850	(35,010)
Inventories	(169,168)	(46,236)
Other current assets	(88,389)	(10,756)
Accounts payable and accrued liabilities	2,778	59,460
Interest payable	(2,925)	1,200
Cash provided by operating activities	2,601,562	2,096,636
INVESTING ACTIVITIES
Additions to property, plant and mine development (Note 9)	(1,654,129)	(1,538,237)
Yamana Transaction, net of cash and cash equivalents (Note 5)	(1,000,617)
Contributions for acquisition of mineral assets (Note 5)	(10,950)
Cash and cash equivalents acquired in Kirkland acquisition (Note 5)		838,732
Purchases of equity securities and other investments	(104,738)	(47,364)
Proceeds from loan repayment		40,000
Other investing activities	9,651	(3,589)
Cash used in investing activities	(2,760,783)	(710,458)
FINANCING ACTIVITIES
Proceeds from Credit Facility (Note 14)	1,300,000	100,000
Repayment of Credit Facility (Note 14)	(1,300,000)	(100,000)
Proceeds from Term Loan Facility, net of financing costs (Note 14)	598,958
Repayment of Senior Notes (Note 14)	(100,000)	(225,000)
Repayment of lease obligations	(47,589)	(33,701)
Dividends paid	(638,642)	(608,307)
Repurchase of common shares (Notes 16 and 17)	(47,003)	(109,955)
Proceeds on exercise of stock options (Note 17A)	40,377	41,845
Common shares issued (Note 16)	29,941	20,265
Cash used in financing activities	(163,958)	(914,853)
Effect of exchange rate changes on cash and cash equivalents	3,202	1,514
Net (decrease) increase in cash and cash equivalents during the year	(319,977)	472,839
Cash and cash equivalents, beginning of year	658,625	185,786
Cash and cash equivalents, end of year	338,648	658,625
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid	104,845	67,510
Income and mining taxes paid	$ 290,525	$ 316,743